First Trust Emerging Markets Human Flourishing ETF Investment Objectives and Goals - First Trust Emerging Markets Human Flourishing ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Emerging Markets Human Flourishing ETF (FTHF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Emerging Markets Human Flourishing ETF (the "Fund") seeks investment results that correspond generally to the price and yield, before fees and expenses, of an equity index called the Emerging Markets Human Flourishing Index (the “Index”).